Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VIII
Entity Central Index Key	0000819673
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000006697 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class A
Trading Symbol	MWOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$138	1.22%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Global Growth Fund (fund) provided a total return of 26.10%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	26.10%	10.41%	10.51%
A with initial sales charge (5.75%)	18.85%	9.11%	9.86%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 963,333,923
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 8,419,821	[1]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%

C000006699 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class B
Trading Symbol	MWOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$222	1.97%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Global Growth Fund (fund) provided a total return of 25.17%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	25.17%	9.59%	9.68%
B with CDSC (declining over six years from 4% to 0%)×	21.17%	9.31%	9.68%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 963,333,923
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 8,419,821	[2]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%

C000006700 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class C
Trading Symbol	MWOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$222	1.97%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Global Growth Fund (fund) provided a total return of 25.17%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	25.17%	9.59%	9.68%
C with CDSC (1% for 12 months)×	24.17%	9.59%	9.68%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 963,333,923
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 8,419,821	[3]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%

C000006701 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class I
Trading Symbol	MWOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$110	0.97%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Global Growth Fund (fund) provided a total return of 26.43%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	26.43%	10.69%	10.78%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 963,333,923
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 8,419,821	[4]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%

C000006703 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R1
Trading Symbol	MWOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$222	1.97%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Global Growth Fund (fund) provided a total return of 25.14%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	25.14%	9.59%	9.68%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 963,333,923
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 8,419,821	[5]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%

C000006705 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R2
Trading Symbol	MGWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$166	1.47%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Global Growth Fund (fund) provided a total return of 25.79%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	25.79%	10.14%	10.23%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 963,333,923
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 8,419,821	[6]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%

C000006706 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R3
Trading Symbol	MWOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$138	1.22%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Global Growth Fund (fund) provided a total return of 26.11%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	26.11%	10.41%	10.50%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 963,333,923
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 8,419,821	[7]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%

C000006698 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R4
Trading Symbol	MWOJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$110	0.97%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Global Growth Fund (fund) provided a total return of 26.42%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	26.42%	10.69%	10.78%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 963,333,923
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 8,419,821	[8]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%

C000126358 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Fund
Class Name	Class R6
Trading Symbol	MWOKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Global Growth Fund (fund) provided a total return of 26.53%, at net asset value. This compares with a return of 32.79% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Growth Index (net div), generated a return of 37.22%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    The fund's avoidance of the weak-performing energy sector benefited relative returns.
    The combination of an underweight allocation and security selection within the materials sector further supported relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Security selection within the consumer discretionary, consumer staples, and communication services sectors held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	26.53%	10.78%	10.87%
Comparative Benchmark(s)
MSCI All Country World Index (net div) +∆	32.79%	11.08%	9.06%
MSCI All Country World Growth Index (net div) +∆	37.22%	13.51%	11.42%
+
Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the MSCI All Country World Index replaced the MSCI All Country World Growth Index as a broad measure of market performance. The fund continues to use the MSCI All Country World Growth Index as an additional benchmark.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 963,333,923
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 8,419,821	[9]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	963,333,923	Total Management Fee ($)#:	8,419,821
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%
Issuer country weightings
United States	70.4%
Canada	5.4%
France	4.4%
Taiwan	4.1%
China	3.6%
Japan	2.3%
India	2.2%
Switzerland	1.9%
South Korea	1.3%
Other Countries	4.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Visa, Inc., "A"	3.7%
NVIDIA Corp.	3.1%
Accenture PLC, "A"	2.8%
Alphabet, Inc., "A"	2.8%
Apple, Inc.	2.7%
Tencent Holdings Ltd.	2.2%
HDFC Bank Ltd.	2.2%
Canadian Pacific Kansas City Ltd.	2.1%

C000006707 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class A
Trading Symbol	MFIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Income Fund (fund) provided a total return of 12.23%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its overweight allocation to both the industrials and financial institutions sectors, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to “BB” and “B” -rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within “BBB” and “A” -rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's duration positioning, particularly along the short end (centered around maturities of less than 5 years) of the yield curve, detracted from relative performance as interest rates generally declined over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.23%	0.93%)	2.32%
A with initial sales charge (4.25%)	7.46%	0.06%)	1.87%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	10.55%	(0.23)%	1.49%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 5,670,398,296
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 17,041,863	[10]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	5,670,398,296	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	486	Average Effective Duration (yrs):	6.1
Total Management Fee ($)#:	17,041,863
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure at value
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	7.6%
AA	6.1%
A	12.5%
BBB	26.7%
BB	6.1%
B	5.1%
CCC	0.8%
C	0.0%
U.S. Government	32.1%
Federal Agencies	1.6%
Not Rated	0.1%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006708 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class B
Trading Symbol	MIOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$157	1.48%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Income Fund (fund) provided a total return of 11.64%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its overweight allocation to both the industrials and financial institutions sectors, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to “BB” and “B” -rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within “BBB” and “A” -rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's duration positioning, particularly along the short end (centered around maturities of less than 5 years) of the yield curve, detracted from relative performance as interest rates generally declined over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.64%	0.20%)	1.59%
B with CDSC (declining over six years from 4% to 0%)×	7.64%	(0.15)%	1.59%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	10.55%	(0.23)%	1.49%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 5,670,398,296
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 17,041,863	[11]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	5,670,398,296	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	486	Average Effective Duration (yrs):	6.1
Total Management Fee ($)#:	17,041,863
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure at value
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	7.6%
AA	6.1%
A	12.5%
BBB	26.7%
BB	6.1%
B	5.1%
CCC	0.8%
C	0.0%
U.S. Government	32.1%
Federal Agencies	1.6%
Not Rated	0.1%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006709 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class C
Trading Symbol	MIOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$156	1.48%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Income Fund (fund) provided a total return of 11.47%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its overweight allocation to both the industrials and financial institutions sectors, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to “BB” and “B” -rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within “BBB” and “A” -rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's duration positioning, particularly along the short end (centered around maturities of less than 5 years) of the yield curve, detracted from relative performance as interest rates generally declined over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.47%	0.19%)	1.58%
C with CDSC (1% for 12 months)×	10.47%	0.19%)	1.58%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	10.55%	(0.23)%	1.49%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 5,670,398,296
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 17,041,863	[12]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	5,670,398,296	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	486	Average Effective Duration (yrs):	6.1
Total Management Fee ($)#:	17,041,863
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure at value
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	7.6%
AA	6.1%
A	12.5%
BBB	26.7%
BB	6.1%
B	5.1%
CCC	0.8%
C	0.0%
U.S. Government	32.1%
Federal Agencies	1.6%
Not Rated	0.1%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006710 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class I
Trading Symbol	MFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Income Fund (fund) provided a total return of 12.52%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its overweight allocation to both the industrials and financial institutions sectors, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to “BB” and “B” -rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within “BBB” and “A” -rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's duration positioning, particularly along the short end (centered around maturities of less than 5 years) of the yield curve, detracted from relative performance as interest rates generally declined over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.52%	1.18%)	2.55%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	10.55%	(0.23)%	1.49%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 5,670,398,296
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 17,041,863	[13]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	5,670,398,296	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	486	Average Effective Duration (yrs):	6.1
Total Management Fee ($)#:	17,041,863
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure at value
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	7.6%
AA	6.1%
A	12.5%
BBB	26.7%
BB	6.1%
B	5.1%
CCC	0.8%
C	0.0%
U.S. Government	32.1%
Federal Agencies	1.6%
Not Rated	0.1%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000200511 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Fund
Class Name	Class R6
Trading Symbol	MFIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Income Fund (fund) provided a total return of 12.61%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s asset allocation decisions, most notably, its holdings of collateralized mortgage obligation (CMO) securities, for which the benchmark has no exposure, coupled with its overweight allocation to both the industrials and financial institutions sectors, contributed to performance. From a quality perspective, the fund’s out-of-benchmark exposure to “BB” and “B” -rated securities benefited relative returns, as bonds within these credit quality segments outperformed the benchmark during the reporting period.
    Bond selection within both the industrials and financial institutions sectors, particularly within “BBB” and “A” -rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Conversely, the fund's duration positioning, particularly along the short end (centered around maturities of less than 5 years) of the yield curve, detracted from relative performance as interest rates generally declined over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	12.61%	1.27%)	2.55%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	10.55%	(0.23)%	1.38%
*	For the period from the commencement of the class's investment operations, March 2, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Mar. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 5,670,398,296
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 17,041,863	[14]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	5,670,398,296	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	486	Average Effective Duration (yrs):	6.1
Total Management Fee ($)#:	17,041,863
Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure at value
Fixed Income	98.7%
Money Market Funds	1.3%
Composition including fixed income credit quality
AAA	7.6%
AA	6.1%
A	12.5%
BBB	26.7%
BB	6.1%
B	5.1%
CCC	0.8%
C	0.0%
U.S. Government	32.1%
Federal Agencies	1.6%
Not Rated	0.1%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available on February 28, 2025 at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.50% up to $1 billion; 0.45% in excess of $1 billion and up to $2.5 billion; 0.40% in excess of $2.5 billion and up to $5 billion; and 0.35% in excess of $5 billion.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Includes the effect of any management fee waivers, if applicable.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Includes the effect of any management fee waivers, if applicable.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Includes the effect of any management fee waivers, if applicable.